OTHER NON-FINANCIAL LIABILITIES (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
OTHER NON-FINANCIAL LIABILITIES
Dividends payable, Current	$ 32,081,207	$ 29,042,469
Others, Current	10,291,953	13,251,991
Total, Current	42,373,160	42,294,460
Others, Non-Current	2,506,795	29,589,051
Total, Non-Current	$ 2,506,795	$ 29,589,051